Revenue from contracts with customers - Significant estimates and judgments (Details) - adidas £ in Millions	Jul. 21, 2023 GBP (£)	Aug. 01, 2015 GBP (£) item
Estimates and judgments
Minimum guarantee payable		£ 750.0
Number of consecutive seasons of non-participation in Champions League that would impact guarantee payable by adidas | item		2
Maximum possible percentage of reduction in guarantee in second or other consecutive year of non-participation		30.00%
Signing of sponsorship contract extension
Estimates and judgments
Term of extension of agreement (in years)	10 years
Minimum guarantee payable	£ 1,650.0
Additional minimum guarantee payable	900.0
Maximum increase in guarantee payable per year	4.4
Amount of deduction for each year of non-participation in UEFA Champions League	£ 10.0